Statement to Securityholder

Ally Auto Receivables Trust 2010-4
Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-4

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	11/12/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-4

5. Collateral Summary	Collection Period, Begin:	1/1/2011
	Collection Period, End:	1/31/2011
6. Charge-Off and Delinquency Rates	Determination Date:	2/10/2011
	Distribution Date:	2/15/2011
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

1.   Distribution Summary

Class	CUSIP	Initial Note Principal Balance	Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005PAA3	273,000,000.00	162,395,219.41	0.33553	32,214,383.91	42,379.92	32,256,763.83	0.00	0.00	130,180,835.50
A-2	02005PAB1	253,000,000.00	253,000,000.00	0.71	0.00	149,691.67	149,691.67	0.00	0.00	253,000,000.00
A-3	02005PAC9	446,000,000.00	446,000,000.00	0.91	0.00	338,216.67	338,216.67	0.00	0.00	446,000,000.00
A-4	02005PAD7	240,920,000.00	240,920,000.00	1.35	0.00	271,035.00	271,035.00	0.00	0.00	240,920,000.00
B	02005PAE5	35,120,000.00	35,120,000.00	1.96	0.00	57,362.67	57,362.67	0.00	0.00	35,120,000.00
C	02005PAF2	36,420,000.00	36,420,000.00	2.41	0.00	73,143.50	73,143.50	0.00	0.00	36,420,000.00
Deal Totals		1,284,460,000.00	1,173,855,219.41		32,214,383.91	931,829.43	33,146,213.34	0.00	0.00	1,141,640,835.50

2.   Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	594.85428355	118.00140626	0.15523780	118.15664407	0.00000000	476.85287729
A-2	1,000.00000000	0.00000000	0.59166668	0.59166668	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.75833334	0.75833334	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.12500000	1.12500000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.63333343	1.63333343	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.00833333	2.00833333	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

Beginning Aggregate Note Pool Factor:	913.89005451
Ending Aggregate Note Pool Factor:	888.80995555

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3.  Interest Summary

Class	Accrual Methodology	Beginning Note Principal Balance	Note Rate	Target Interest Distribution	Actual Interest Distribution	Interest Shortfall Amount Allocated/(Repaid) (1) - (2) = (3)	Remaining Unpaid Interest Carryover Shortfall
				(1)	(2)	(3)
A-1	Actual/360	162,395,219.41	0.33553	42,379.92	42,379.92	0.00	0.00
A-2	30/360	253,000,000.00	0.71	149,691.67	149,691.67	0.00	0.00
A-3	30/360	446,000,000.00	0.91	338,216.67	338,216.67	0.00	0.00
A-4	30/360	240,920,000.00	1.35	271,035.00	271,035.00	0.00	0.00
Class A Totals		1,102,315,219.41		801,323.26	801,323.26	0.00	0.00

B	30/360	35,120,000.00	1.96	57,362.67	57,362.67	0.00	0.00
C	30/360	36,420,000.00	2.41	73,143.50	73,143.50	0.00	0.00
Deal Totals		1,173,855,219.41		931,829.43	931,829.43	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

4.  Collections and Distributions

Collections
Receipts During the Period	38,261,738.17
Administrative Purchase Payments	56,430.98
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	179,363.89
Other Fees or Expenses Paid	0.00
Total Collections	38,497,533.04

Beginning Reserve Account Balance	13,007,279.09
Total Available Amount	51,504,812.13

Distributions
Total Available Amount	51,504,812.13
Basic Servicing Fee	1,062,330.03
Aggregate Class A Interest Distributable Amount	801,323.26
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	57,362.67
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	73,143.50
Third Priority Principal Distributable Amount	2,948,005.96
Reserve Account Deposit	13,007,279.09
Noteholders' Regular Principal Distributable Amount	29,266,377.95
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	4,288,989.67

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

5. Collateral Summary

A. Balances
		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	53,292	51,423	50,793
Deal Totals	Aggregate Receivables Principal Balance	1,300,727,908.88	1,203,121,597.36	1,170,907,213.45
	Aggregate Amount Financed	1,380,975,784.85	1,274,796,035.69	1,239,774,706.00

There have been no receivables with respect to which material breaches of pool asset representations or warranties on transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Life	Beginning Weighted Average Life	Ending Weighted Average Life
Deal Totals	3.45000000	3.41996073	3.41316940	64.17	64.18	64.18	59.96	57.06	56.10

C. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.06%	0.99%	0.86%	1.00%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

 6.  Charge -Off and Delinquency Rates

A. Current
	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,257,285,370.85	72,993.01	0.0697% *	50,793	15	0.0295%
Preceding	1,291,545,230.05	52,126.08	0.0484% *	51,423	16	0.0311%
Next Preceding	1,326,095,678.40	21,529.81	0.0195% *	51,960	5	0.0096%
Three Month Average			0.0459%			0.0234%

*Loss Rates as reported show annualized values for the indicated periods. Loss Rates as reported in previous Servicer Reports were not annualized.

Statement to Securityholder

Ally Auto Receivables Trust 2010-4
B. Cumulative

	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,380,975,784.85	146,648.90	0.0106%	31 - 60 days	85	2,338,702.56
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	12	279,631.53
with the prospectus for Ally Auto Receivables Trust 2010-4 related to delinquencies,				> 90 days	3	129,765.92
charge offs and uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs and uncollectible amounts.				Bankruptcies	Total Accounts	Total Balance
				Prior Period1	57	1,253,562.95
				Current Period	14	293,199.62
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off2	9	153,240.28
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status				Ending Inventory	62	1,393,522.29
and charge offs on prior period bankruptcies.

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	13,007,279.09	13,007,279.09	0.00	0.00	0.00	13,007,279.09	13,007,279.09

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	Yes
Initial Overcollateralization	16,267,908.88
Current Overcollateralization	29,266,377.95
Overcollateralization Target	29,266,377.95

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2010-4. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2010-4 will perform in the future.